UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2007

USAA
EAGLE
LOGO (R)


                           USAA CALIFORNIA BOND Fund


                      1ST QUARTER Portfolio of Investments


                                 June 30, 2007

                                                                      (Form N-Q)

48500-0807                                    (C)2007, USAA. All rights reserved
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                         of INVESTMENTS

USAA CALIFORNIA BOND FUND
JUNE 30, 2007 (UNAUDITED)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)     Principal and interest  payments are insured by one of the  following:
          ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holding Ltd., MBIA Insurance Corp., Radian Asset Assurance Inc., or XL Capital Assurance.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from JPMorgan Chase Bank, N.A.

(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from California Health Insurance Construction Loan Insurance Program or California State GO.


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
CCD       Community College District
COP       Certificate of Participation
CP        Commercial Paper
ETM       Escrowed to final maturity
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                             (continued)

USAA CALIFORNIA BOND FUND
JUNE 30, 2007 (UNAUDITED)


GO        General Obligation
MFH       Multifamily Housing
PRE       Prerefunded to a date prior to maturity
PUTTER    Puttable Tax-Exempt Receipts
RB        Revenue Bond
SAVRS     Select Auction Variable Rate Securities
USD       Unified School District


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                             of INVESTMENTS (in thousands)


USAA CALIFORNIA BOND FUND
JUNE 30, 2007 (UNAUDITED)

PRINCIPAL                                                                 COUPON             FINAL         MARKET
   AMOUNT   SECURITY                                                        RATE          MATURITY          VALUE
 ----------------------------------------------------------------------------------------------------------------

            FIXED-RATE INSTRUMENTS (98.5%)
            CALIFORNIA (94.5%)
$   4,500   Antelope Valley Healthcare District RB, Series 1997B
                   (INS)                                                    5.20%        1/01/2027       $  4,613
    6,985   Arcadia USD GO, Series 2006A (INS)                              4.88 (a)     8/01/2028          2,400
   16,700   Association of Bay Area Governments Finance Auth. COP,
                   Series 1999 (INS)                                        6.20        11/01/2029         17,523
   17,520   Association of Bay Area Governments Water and
                   Wastewater RB, Series 2006A (INS)                        4.75         3/01/2036         17,343
            Baldwin Park USD Election of 2002 GO,
    6,100          Series 2006 (INS)                                        5.00(a)      8/01/2031          1,818
    6,375          Series 2006 (INS)                                        5.01(a)      8/01/2032          1,806
            Chabot-Las Positas CCD GO,
   14,595          Series 2006C (INS)                                       5.06(a)      8/01/2034          3,720
   10,000          Series 2006C (INS)                                       5.07(a)      8/01/2035          2,424
   12,605   Coast CCD Election of 2002 GO, Series 2006C (INS)               5.48(a)      8/01/2034          3,011
    5,000   Coronado Community Development Agency Tax Allocation
                   Bonds, Series 2000 (INS) (PRE)                           5.60         9/01/2030          5,354
            Educational Facilities Auth. RB,
    4,140          Series 2000 (Univ. of the Pacific) (INS) (PRE)           5.75        11/01/2030          4,390
    1,860          Series 2000 (Univ. of the Pacific) (INS)                 5.75        11/01/2030          1,965
    8,000          Series N (Stanford Univ.)                                5.20        12/01/2027          8,118
    5,945   Escondido COP, Series 2000A (INS)                               5.75         9/01/2030          6,299
    2,000   Fontana USD GO, Series 1990D (INS)                              5.75         5/01/2022          2,100
    1,500   Fresno Airport RB, Series 2000A (INS)                           5.50         7/01/2030          1,573
   17,000   Golden State Tobacco Securitization RB, Series 2007A-1          5.00         6/01/2033         16,530
            Golden State Tobacco Securitization RB (State
                   Appropriation Enhanced),
   12,000          Series 2003B  (PRE)                                      5.50         6/01/2033         12,963
   10,000          Series 2005A (INS)                                       5.00         6/01/2035         10,293
   18,000          Series 2005A, 4.55%, 6/01/2010 (INS)                     4.57(b)      6/01/2022         15,575
            Health Facilities Financing Auth. RB,
    1,000          Series 1997A (Sunny View) (NBGA)                         5.50         1/01/2019          1,015
    2,200          Series 2004A (Marshall Medical Center) (NBGA)            5.00        11/01/2024          2,245
    2,000          Series 2004A (Marshall Medical Center) (NBGA)            5.00        11/01/2029          2,030
   16,510          Series 2005 (Cedars Sinai Medical Center)                5.00        11/15/2034         16,644
   10,155          Series 2006 (Nevada Methodist Homes) (NBGA)              5.00         7/01/2036         10,261
    6,000          Series 2006A (Kaiser Permanente)                         5.25         4/01/2039          6,152
    3,000   Housing Finance Agency MFH RB, Series 1996A (INS)               6.05         8/01/2027          3,070
            Infrastructure and Economic Development Bank RB,
    1,000          Series 2000 (Scripps Research Institute)                 5.63         7/01/2020          1,021
    1,250          Series 2000 (Scripps Research Institute)                 5.75         7/01/2030          1,279

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                             of INVESTMENTS (in thousands)
                             (continued)

USAA CALIFORNIA BOND FUND
JUNE 30, 2007 (UNAUDITED)

PRINCIPAL                                                                 COUPON             FINAL         MARKET
   AMOUNT   SECURITY                                                        RATE          MATURITY          VALUE
 ----------------------------------------------------------------------------------------------------------------
$   5,000   Irvine USD Financing Auth. Special Tax RB, Series 2005A
                   (INS)                                                    5.00%        9/01/2038        $ 5,119
   20,700   Los Angeles Department of Water and Power RB, Series
                   2003A, Subseries A-2                                     5.00         7/01/2030         21,190
    1,000   Los Banos Redevelopment Agency Tax Allocation Bonds,
                   Series 2006 (INS)                                        5.00         9/01/2036          1,015
    7,070   Marina Coast Water District COP, Series 2006 (INS)              5.00         6/01/2037          7,257
            Menlo Park Community Development Agency Tax Allocation
                   Bonds,
    2,500          Series 2000 (INS) (PRE)                                  5.45         6/01/2021          2,657
    6,390          Series 2000 (INS) (PRE)                                  5.50         6/01/2025          6,801
            Municipal Finance Auth. RB,
    1,405          Series 2006 (INS)                                        5.00         6/01/2031          1,434
    1,000          Series 2006 (INS)                                        5.00         6/01/2036          1,019
            Norwalk Redevelopment Agency Tax Allocation Refunding
                   Bonds,
    5,000          Series 2005A (INS)                                       5.00        10/01/2030          5,134
    3,500          Series 2005A (INS)                                       5.00        10/01/2035          3,587
   15,200   Oakland USD GO, Series 2000F (INS)                              5.50         8/01/2024         15,856
            Poway Redevelopment Agency Tax Allocation Refunding Bonds,
    4,030          Series 2000 (INS) (PRE)                                  5.75         6/15/2033          4,353
      970          Series 2000 (INS)                                        5.75         6/15/2033          1,042
   10,000   Riverside County Public Financing Auth. Tax Allocation
                   RB, Series 2006A (INS)                                   4.75        10/01/2035         10,010
    7,030   Sacramento City Financing Auth. RB, Series 2006A (INS)          5.00        12/01/2036          7,224
   20,225   Sacramento County Sanitation District Finance Auth. RB,
                   Series 2000 (INS) (PRE)                                  5.63        12/01/2030         21,573
   10,990   Sacramento Municipal Utility District Financing Auth.
                   RB, Series 2006 (INS)                                    4.75         7/01/2025         11,114
            San Bernardino County Redevelopment Agency Tax Allocation
                   Bonds,
   12,805          Series 2005A (San Sevaine Redevelopment Project)
                   (INS)                                                    5.00         9/01/2030         13,058
   11,340          Series 2005A (San Sevaine Redevelopment Project)
                   (INS)                                                    5.00         9/01/2035         11,541
    1,110   San Diego County COP, Series 2006                               5.00         9/01/2023          1,118
    8,000   San Francisco Bay Area Rapid Transit RB, Series 1999
                   (INS) (PRE)                                              5.50         7/01/2029          8,351
            San Francisco City and County Airport RB,
    3,190          2nd Series-Issue 24B (INS) (PRE)                         5.63         5/01/2025          3,373
    8,845          2nd Series-Issue 24B (INS) (PRE)                         5.63         5/01/2030          9,353
    5,000   San Francisco City and County Redevelopment Financing
                   Auth. RB, Series 2006B (INS)                             4.88         8/01/2036          4,954
            San Jose GO,
    2,365          Series 2001 (Library & Parks Project) (INS)              5.10         9/01/2020          2,459
    2,000          Series 2001 (Library & Parks Project) (INS)              5.10         9/01/2021          2,080
    4,455   San Jose MFH RB, Series 1992A                                   4.95         4/01/2012          4,533
    5,000   San Jose Redevelopment Agency Tax Allocation Refunding
                   Bonds, Series 2006C (INS)                                4.45         8/01/2032          4,698

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                             of INVESTMENTS (in thousands)
                             (continued)

USAA CALIFORNIA BOND FUND
JUNE 30, 2007 (UNAUDITED)

PRINCIPAL                                                                 COUPON             FINAL         MARKET
   AMOUNT   SECURITY                                                        RATE          MATURITY          VALUE
 ----------------------------------------------------------------------------------------------------------------
$  14,000   Santa Ana USD GO, Series 2000 (INS)                             5.70%        8/01/2029       $ 14,811
   11,215   Santa Clara Valley Water District COP, Series 2000A
                  (INS) (PRE)                                               5.63         2/01/2025         11,751
            Solano CCD Election of 2002 GO,
    9,645          Series B (2006) (INS)                                    4.96(a)      8/01/2028          3,265
    9,735          Series B (2006) (INS)                                    5.00(a)      8/01/2030          2,976
   10,000   South Orange County Public Financing Auth. Special Tax
                   RB, Series 2005A (INS)                                   5.00         8/15/2032         10,329
            State GO,
      790          Series 1999 (INS) (PRE)                                  5.88        10/01/2026            834
    2,740          Series 1999 (INS) (PRE)                                  5.88        10/01/2026          2,893
    6,470          Series 1999 (INS) (PRE)                                  5.88        10/01/2026          6,832
   27,825          Series 2000 (INS) (PRE)                                  5.75         3/01/2030         29,414
    5,450          Series 2003                                              5.00         2/01/2032          5,542
    6,770          Series 2005                                              5.00         3/01/2032          6,924
    5,000          Series 2006                                              4.50        10/01/2036          4,672
    6,000   State GO Refunding Bonds, Series 2007                           4.50         8/01/2030          5,700
            State Public Works Board Lease RB,
    6,500          Series 2004F                                             5.00        11/01/2029          6,642
    2,400          Series 2005A                                             5.25         6/01/2024          2,518
    2,500          Series 2005A                                             5.25         6/01/2025          2,619
    7,900          Series 2005A                                             5.25         6/01/2030          8,240
    5,470          Series 2006A                                             5.00         4/01/2031          5,588
    6,875          Series 2006C                                             5.00         4/01/2031          7,024
    5,705          Series 2006D                                             5.00         4/01/2031          5,828
   10,000   State Veterans GO, Series CC (NBGA)                             4.50        12/01/2037          9,318
            Statewide Communities Development Auth. RB,
   17,500          Series 2001C (Kaiser Permanente)                         5.25         8/01/2031         18,074
    8,000          Series 2002A (Kaiser Permanente)                         5.50        11/01/2032          8,301
    5,000          Series 2002A (Univ. Irvine Apt.) (INS)                   5.50         8/01/2022          5,211
   17,000          Series 2005A (Sutter Health)                             5.00        11/15/2043         17,117
    5,115          Series 2006 (CHF-Irvine, UCI East)                       5.00         5/15/2031          5,229
    3,370          Series 2006 (CHF-Irvine, UCI East)                       5.00         5/15/2032          3,438
    9,000          Series 2006 (CHF-Irvine, UCI East)                       5.00         5/15/2038          9,161
    2,225          Series 2007A (Hollenbeck Palms/
                     Magnolia Court) (INS)                                  4.50         2/01/2027          2,129
    5,000          Series 2007A (Hollenbeck Palms/Magnolia Court)
                     (INS)                                                  4.60         2/01/2037          4,768
   15,000          Series 2007A (Kaiser Permanente)                         4.75         4/01/2033         14,586
   19,080   Suisun City Public Financing Auth. RB, Series 1998A             5.37(a)     10/01/2033          4,832
            Univ. of California RB,
    6,775          Series 2005G (INS)                                       4.75         5/15/2030          6,824
    5,000          Series 2005G (INS)                                       4.75         5/15/2031          5,033
   14,675   Vallejo Sanitation and Flood Control COP,
                   Series 1993 (INS)                                        5.00         7/01/2019         15,595
            Washington Township Health Care District RB,
   11,000          Series 1993                                              5.50         7/01/2018         11,010
    7,845          Series 1993                                              5.25         7/01/2023          7,851
    7,085          Series 1999                                              5.13         7/01/2023          7,146
    3,000   Washington Township Health Care District Refunding and
                   Revenue Bonds, Series 2007A                              5.00         7/01/2037          3,004
    1,515   Watsonville Hospital RB, Series 1996A  (ETM)                    6.20         7/01/2012          1,616
                                                                                                  ---------------
                                                                                                          680,083
                                                                                                  ---------------

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============================----------------------------------------------------
                             of INVESTMENTS (in thousands)
                             (continued)

USAA CALIFORNIA BOND FUND
JUNE 30, 2007 (UNAUDITED)

PRINCIPAL                                                                 COUPON             FINAL         MARKET
   AMOUNT   SECURITY                                                        RATE          MATURITY          VALUE
 ----------------------------------------------------------------------------------------------------------------
            PUERTO RICO (4.0%)

$   7,500   Commonwealth Public Improvement Bond,
                   Series 2006A                                             5.25%        7/01/2030        $ 7,837
    1,755   Government Development Bank CP                                  4.25         7/03/2007          1,755
   12,000   Government Development Bank CP                                  4.25         7/06/2007         12,000
    7,020   Government Development Bank CP                                  4.25         7/06/2007          7,020
                                                                                                  ---------------
                                                                                                           28,612
                                                                                                  ---------------
            Total Fixed-Rate Instruments (cost: $693,355)                                                 708,695
                                                                                                  ---------------

            PERIODIC AUCTION RESET BONDS (0.3%)
            CALIFORNIA (0.3%)
    2,050   Statewide Communities Development Auth. COP, SAVRS,
                   Series 1998 (INS) (cost:  $2,050)                        4.00        12/01/2028          2,050
                                                                                                  ---------------

            VARIABLE-RATE DEMAND NOTES (0.7%)

            CALIFORNIA (0.7%)

    5,350   State GO, Series 2007, PUTTER, Series 1717 (LIQ) (c)
                  (cost:  $5,350)                                           3.83        10/01/2014          5,350
                                                                                                  ---------------


           TOTAL INVESTMENTS (COST: $700,755)                                                      $      716,095
                                                                                                   ==============

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                  to Portfolio of INVESTMENTS

USAA CALIFORNIA BOND FUND
JUNE 30, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA California Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.
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                  to Portfolio of INVESTMENTS
                  (continued)

USAA CALIFORNIA BOND FUND
JUNE 30, 2007 (UNAUDITED)

B. As of June 30, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2007, were $18,563,000 and $3,223,000, respectively, resulting in net unrealized appreciation of $15,340,000.

C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $719,366,000 at June 30, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.


SPECIFIC NOTES
(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended JUNE 30, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    AUGUST 27, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    AUGUST 29, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    AUGUST 28, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.